Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NUVEEN INVESTMENT FUNDS INC
Entity Central Index Key	0000820892
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000015145 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Oregon Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FOTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$84	0.83%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.83%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.16% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.16%	0.11%	1.48%

Class A Shares at maximum sales charge (Offering Price)	(0.92)%	(0.50)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 183,617,841
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 954,463
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$ 954,463

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137681 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Oregon Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$164	1.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.63%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 1.44% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.44%	(0.68)%	0.83%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 183,617,841
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 954,463
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$954,463

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015146 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Oregon Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FORCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Oregon Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$64	0.63%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Oregon Intermediate Municipal Bond Fund returned 2.38% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  Credit quality positioning, especially an overweight to BBB‑rated and non‑rated bonds.

•  Sector allocation, specifically an overweight to health care and an underweight to industrial development revenue bonds.

•  Top detractors from relative performance

•  Security selection.

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.38%	0.32%	1.69%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 183,617,841
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 954,463
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$183,617,841

Total number of portfolio holdings	155

Portfolio turnover (%)	18%

Total management fees paid for the year	$954,463

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Material Fund Change Expenses [Text Block]
•
Fee waiver/reimbursement: As of May 1, 2025, Nuveen Fund Advisors, LLC has agreed to waive fees and/or reimburse expenses of the Fund through July 31, 2027 so that the total annual operating expenses of the Fund (excluding 12b‑1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.61% of the average daily net assets of any class of Fund shares.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015139 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Nebraska Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FNTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.82%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.82%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 0.53% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non-rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA-rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	0.53%	(0.93)%	1.18%

Class A Shares at maximum sales charge (Offering Price)	(3.66)%	(1.78)%	0.75%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 69,454,071
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 367,996
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$ 367,996

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015141 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Nebraska Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FNTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.62%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned 0.62% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non‑rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA‑rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	0.62%	(0.74)%	1.37%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 69,454,071
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 367,996
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$367,996

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137680 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Nebraska Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NAAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Nebraska Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.62%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.62%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Nebraska Municipal Bond Fund returned ‑0.31% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Nebraska Index, which returned 2.55%.

•  Top contributors to relative performance

•  An overweight to lower-rated bonds, particularly non‑rated bonds.

•  Top detractors from relative performance

•  An underweight to AAA‑rated bonds.

•  An overweight to long-duration bonds in the life-care sector, and an underweight to the industrial development revenue bond sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	(0.31)%	(1.70)%	0.54%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Nebraska Index	2.55%	0.29%	2.06%

Lipper Other States Municipal Debt Funds Classification Average	0.90%	(0.12)%	1.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 69,454,071
Holdings Count | Holding	91
Advisory Fees Paid, Amount	$ 367,996
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$69,454,071

Total number of portfolio holdings	91

Portfolio turnover (%)	19%

Total management fees paid for the year	$367,996

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015138 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FYMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$57	0.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.57%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 1.61% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	1.61%	0.49%	2.03%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 647,342,485
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 3,151,065
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 3,151,065

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015136 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FJMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$78	0.77%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 1.41% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	1.41%	0.29%	1.83%

Class A Shares at maximum sales charge (Offering Price)	(2.88)%	(0.57)%	1.39%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 647,342,485
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 3,151,065
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$ 3,151,065

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137679 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NTCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$157	1.57%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.57%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Municipal Bond Fund returned 0.59% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Minnesota Index, which returned 3.01%.

•  Top contributors to relative performance

•  An overweight to non‑rated bonds.

•  An overweight to the nursing home bond sector.

•  Top detractors from relative performance

•  An overweight to bonds on the long end of the yield curve, particularly bonds with durations between 10 and 12 years.

•  An underweight to the single-family housing sector.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	0.59%	(0.52)%	1.17%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Minnesota Index	3.01%	0.63%	1.99%

Lipper Minnesota Municipal Debt Funds Classification Average	1.25%	0.01%	1.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 647,342,485
Holdings Count | Holding	388
Advisory Fees Paid, Amount	$ 3,151,065
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$647,342,485

Total number of portfolio holdings	388

Portfolio turnover (%)	8%

Total management fees paid for the year	$3,151,065

Holdings [Text Block]

(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015134 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	FAMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class A Shares	$82	0.81%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.54% for Class A Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class A Shares at NAV (excluding maximum sales charge)	2.54%	0.63%	1.77%

Class A Shares at maximum sales charge (Offering Price)	(0.57)%	0.03%	1.46%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 319,080,735
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,585,946
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000137678 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	NIBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class C Shares	$162	1.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.61%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 1.73% for Class C Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class C Shares at NAV (excluding maximum sales charge)	1.73%	(0.15)%	1.12%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 319,080,735
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,585,946
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
C000015135 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Minnesota Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	FAMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class I Shares of the Nuveen Minnesota Intermediate Municipal Bond Fund for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/mutual‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Class I Shares	$62	0.61%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Minnesota Intermediate Municipal Bond Fund returned 2.74% for Class I Shares at net asset value (NAV) for the 12 months ended May 31, 2025. The Fund underperformed the S&P Municipal Bond Intermediate Index, which returned 3.48%.

•  Top contributors to relative performance

•  An overweight to the life-care and nursing-home bond sectors.

•  Credit quality positioning, especially an overweight to non‑rated bonds.

•  Top detractors from relative performance

•  An overweight to bonds with durations of eight years and longer.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	10‑Year

Class I Shares at NAV	2.74%	0.84%	1.98%

S&P Municipal Bond Index	2.44%	0.78%	2.22%

S&P Municipal Bond Intermediate Index	3.48%	0.80%	2.20%

Lipper Other States Intermediate Municipal Debt Funds Classification Average	2.36%	0.02%	1.31%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 319,080,735
Holdings Count | Holding	272
Advisory Fees Paid, Amount	$ 1,585,946
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of May 31, 2025)

Fund net assets	$319,080,735

Total number of portfolio holdings	272

Portfolio turnover (%)	14%

Total management fees paid for the year	$1,585,946

Holdings [Text Block]
(1) The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.

Credit Ratings Selection [Text Block]	The ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national ratings agencies.
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by September 30, 2025 at https://www.nuveen.com/en‑us/mutual‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/mutual‑funds/prospectuses

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